Share-Based Compensation And Benefit Plans (Summary Of Non-Vested (Restricted) Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 63.87	$ 49.43	$ 49.62
Non-Vested (Restricted) Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	1,872,291
Shares, Granted	429,602
Shares, Vested	(9,445)
Shares, Forfeited	(30,500)
Shares, Non-vested ending balance	2,261,948
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 31.47
Weighted-Average Grant Date Fair Value, Granted	$ 63.87
Weighted-Average Grant Date Fair Value, Vested	$ 50.71
Weighted-Average Grant Date Fair Value, Forfeited	$ 54.64
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 37.23